SCUDDER
                                                                     INVESTMENTS


Value Funds II

Scudder Tax Advantaged Dividend Fund

Supplement to the currently effective prospectuses

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The following information revises "The portfolio managers" section of the prospectuses.

The following people handle the day-to-day management of the fund.

David Hone, CFA                          Steve Scrudato, CFA
Director of Deutsche Asset Management    Director of Deutsche Asset Management
and Lead Portfolio Manager of the fund.  and Portfolio Manager of the fund.
  o Joined Deutsche Asset Management       o Joined Deutsche Asset Management
    in 1996 as an equity analyst for         in 2000 as a portfolio specialist,
    consumer cyclicals, consumer staples     Large Cap Value: New York.
    and financials.                        o Prior to that, 11 years of
  o Prior to that, eight years of            experience as a product specialist
    experience as a senior underwriter       and client service executive at
    for Chubb & Son.                         Dreyfus Investment Advisors and
  o Portfolio manager for Scudder Large      various investment consulting and
    Company Value Fund, 2002-2003.           manager research positions at
  o Joined the fund in 2003.                 Diversified Investment Advisors and
  o BA, Villanova University.                PaineWebber.
                                           o Joined the fund in 2004.
Andrew P. Cestone                          o BA, Moravian College.
Managing Director of Deutsche Asset
Management and Portfolio Manager of      Inna Okounkova
the fund.                                Director of Deutsche Asset Management
  o Joined Deutsche Asset Management     and Portfolio Manager of the fund.
    in March 1998 and the fund in          o Global Asset Allocation portfolio
    2005.                                    manager: New York.
  o Head of High Yield.                    o Joined Deutsche Asset Management
  o Previous experience includes five        in 1999 as a quantitative analyst,
    years as an investment analyst at        becoming an associate portfolio
    Phoenix Investment Partners and as       manager in 2001.
    a credit officer in the                o Joined the fund in 2005.
    asset-based lending group at Fleet     o BS, MS, Moscow State University;
    Financial Group.                         MBA, University of Chicago.
  o BA, University of Vermont.

Robert Wang
Managing Director of Deutsche Asset
Management and Portfolio Manager of
the fund.
  o Global Asset Allocation senior
    portfolio manager: New York.
  o Joined Deutsche Asset Management in
    1995 as a senior fixed income
    portfolio manager after 13 years of
    experience at J.P. Morgan & Co.
    trading fixed income, derivatives and
    foreign exchange products.
  o Joined the fund in 2005.
  o BS, The Wharton School, University
    of Pennsylvania.










               Please Retain This Supplement for Future Reference










October 28, 2005